Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies
27.	Commitments and contingencies

Management Contracts Commitments

The Company is party to certain management contracts. These contracts require that additional payments of up to approximately $2,576,000 be made upon the occurrence of certain events such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these condensed consolidated interim financial statements. Minimum commitments remaining under these contracts were approximately $4,294,000, all due within one year.

Legal Commitments and Class Action Lawsuit in the United States

The Company is, from time to time, involved in various claims and legal proceedings including a class action lawsuit filed against the Company and certain officers in the United States District Court for the Eastern District of New York which alleges that the Defendants made false and / or misleading statements and / or failed to disclose that: (i) DeFi Technologies was facing delays in executing its DeFi arbitrage strategy, which at all relevant times was a key revenue driver for the Company; (ii) DeFi Technologies had understated the extent of competition it faced from other Digital Asset Treasury companies and the extent to which that competition would negatively impact its ability to execute its DeFi arbitrage strategy; (iii) as a result of the foregoing issues, the Company was unlikely to meet its previously issued revenue guidance for the fiscal year 2025; (iv) accordingly, Defendants had downplayed the true scope and severity of the negative impact that the foregoing issues were having on DeFi Technologies’ business and financial results; and (v) as a result, Defendants’ public statements were materially false and misleading at all relevant times.

The Company does not agree with the allegations in the Class Action Lawsuit and intends to vigorously defend itself in Court. Based on the input from its external legal counsel and the early stage of this dispute, the Company believes in the merits of its legal defenses and as such has not accrued for any potential loss in these financial statements. The Company cannot reasonably predict the likelihood or outcome of these activities. This litigation is at an early stage and the Company cannot presently estimate the likelihood of loss or amount of loss that may be incurred as a result of this lawsuit.